Share-based compensation plan (Tables)	12 Months Ended
Dec. 31, 2012
Weighted-Average Assumptions Used under Black-Scholes Option Pricing Model to Estimate Fair Value of Options on Grant Date

Management used the Black-Scholes option pricing model to estimate the fair value of the options on grant date with the following weighted-average assumptions:

Year of grant	2010
Risk-free interest rate	2.27%
Expected life	5.5 years
Assumed volatility	28.8%
Expected dividends	2%
Fair value on grant date	$9.94

Summary of Options under Plan and Changes in Period

A summary of the activities of share options under the Plan for the year ended December 31, 2012 is presented below:

	Options	Weighted Average Exercise Price
Outstanding as of December 31, 2011	5,316,868	$12.56
Exercised	(1,748,935)	14.06
Forfeited	(28,207)	20.69

Outstanding as of December 31, 2012	3,539,726	$11.75

Summary of Information about Stock Options Issued under Plan that are Outstanding and Exercisable

The following table summarizes information about share options issued under the Plan described above that are outstanding and exercisable as of December 31, 2012:

	Options Outstanding				Options Exercisable
Range of exercise price	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
$5.00	1,207,106	$5.00	1.15	$33,437	1,207,106	$5.00	1.15	$33,437
$11.00 - $18.34	1,448,746	11.03	1.70	31,394	1,443,246	11.00	1.69	31,315
$20.50 - $29.30	845,067	21.54	2.53	9,432	822,957	21.53	2.51	9,191
$32.54 - $40.2	38,807	35.17	1.17	4	16,307	38.80	2.78	—

Total	3,539,726	$11.75	1.70	$74,267	3,489,616	$11.54	1.70	$73,943

Summary of Status of Company's Nonvested Shares as of Changes

A summary of the activities of the Company’s non-vested RSU under the Plan for the year ended December 31, 2012, is presented below:

	Shares	Weighted Average Grant Date Fair Value
Non-vested as of December 31, 2011	642,347	$26.81
Granted	591,440	31.45
Vested	(343,815)	28.03
Forfeited	(34,217)	28.12

Non-vested as of December 31, 2012	855,755	$29.47